Summary of Principal Accounting Policies - Schedule of Estimated Useful Lives of Content Assets, Net (Details)	Mar. 31, 2025
Software [Member]
Schedule of Estimated Useful Lives of Content Assets, Net [Line Items]
Estimated useful lives	12 months
Produced contents [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Content Assets, Net [Line Items]
Estimated useful lives	6 months
Produced contents [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Content Assets, Net [Line Items]
Estimated useful lives	12 months
Copyrights [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Content Assets, Net [Line Items]
Estimated useful lives	12 months
Copyrights [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Content Assets, Net [Line Items]
Estimated useful lives	36 months